CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS
Schedule of cash and cash equivalents and restricted cash and time deposits

	December 31,	December 31,
	2016	2017

Restricted cash	2,014,747	2,152,492
Time deposits	72,700	—
Restricted cash and time deposits	2,087,447	2,152,492

Cash and cash equivalents	23,813,736	27,750,686

	25,901,183	29,903,178

Schedule of cash and cash equivalents denominated in foreign currency

	December 31,	December 31,
	2016	2017

RMB	20,548,620	26,848,177
USD	5,343,559	3,045,228
HKD	6,252	7,029
EUR	24	56
AUD	2,625	2,688
IDR	103	—

	25,901,183	29,903,178